RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
RELATED PARTY TRANSACTIONS (Tables)
Schedule of shares earned by related party
Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	1,218,084	2,246,994
Chief Financial Officer	617,346	733,553	1,350,899
Executive Vice President	617,346	733,553	1,350,899
Total	2,263,602	2,685,190	4,948,792

Schedule of annual salary and annual severance amounts
Officer and Director	Annual Compensation Paid for Fiscal Year	Annual Compensation per Contract for Fiscal Year
President (3)	$186,000	$250,000
Chief Financial Officer (1)	$132,000	$180,000
Executive Vice President (2)	$84,000	$140,000
Total	$402,000	$570,000

Schedule of additional bonus
Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President	$252,000	12%
Chief Financial Officer	$180,000	6%
Total	$430,000	18%

Schedule of shares earned by related party

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	2,325,869	3,354,779
Chief Financial Officer	617,346	1,395,523	2,012,869
Executive Vice President	617,346	1,267,553	1,884,899
Total	2,263,602	4,988,945	7,252,547

Schedule of annual salary and annual severance amounts
Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Executive Vice President	$140,000
Total	$570,000